Azzad Wise Capital Fund Investment Risks - Azzad Wise Capital Fund	Nov. 01, 2024
Prospectus [Line Items]
Risk [Text Block]

Principal risks of investing in the Wise Fund

Although the Adviser makes every effort to achieve the Wise Fund’s objective of capital preservation and income, the Adviser cannot guarantee it will attain that objective. You could lose money by investing in the Wise Fund. The principal risks include:

❖	The Wise Fund invests in fixed income securities, which are subject to credit risk. Credit risk includes issuer credit risk, which is the risk that payments will not be paid when due in accordance with their terms. Such non-payment or default may reduce the value of the Wise Fund’s portfolio holdings, its share price, and its performance. The counterparty issuing the securities may not be able to pay the securities when due or otherwise fulfill their contractual obligations, which could reduce the value of the Wise Fund’s portfolio holdings, its share price, and its performance.

❖	A rise in prevailing interest rates generally will cause the price of a fixed-rate debt security to fall. Generally, the longer the duration or maturity of a security or weighted average maturity of the Wise Fund, the more sensitive its price is to a rise in interest rates. Recent and potential future changes in government monetary policy are likely to affect the level of interest rates.

❖	Sukuk involve many of the same risks that conventional bonds incur such as credit and counterparty risk, interest rate, maturity, and investment grade securities risk. In addition to these risks, there are certain risks specific to sukuk. These include various operational risks including default risk, a lack of institutional support, and risks related to the underlying assets. The sukuk markets are in their infancy and most sukuk trading is restricted to the primary markets. Unlike conventional bonds, sukuk tend to be held until maturity; thus, they are traded less frequently compared to conventional bonds.

❖	Investments in below investment-grade fixed-income securities may subject the Wise Fund to greater risks than other securities, including being subject to greater levels of interest rate risk, credit risk (including a greater risk of default), and liquidity risk. The ability of the issuer to make payments is predominantly speculative for below investment-grade fixed income securities.

❖	The Wise Fund may invest in profit-rate swaps, which are derivative contracts. Derivative contracts involve risks different from, and possibly greater than, risks associated with investing directly in securities and other traditional investments. These risks may include valuation and tax issues, increased potential for losses and/or costs to the Wise Fund, and a potential reduction in gains to the Wise Fund. Derivative contracts may also involve other risks described in this Prospectus or the Wise Fund’s Statement of Additional Information (SAI), such as interest rate, credit, currency, liquidity, and leverage risks.

❖	To secure its obligations relating to derivative contracts, the Wise Fund will either own the underlying assets, enter into offsetting transactions, or set aside cash or readily marketable securities. This requirement may cause the Wise Fund to miss favorable trading opportunities, due to a lack of sufficient cash or readily marketable securities. This requirement may also cause the Wise Fund to realize losses on offsetting or terminated derivative contracts or special transactions.

❖	The Wise Fund invests in trade finance securities located primarily in or having exposure to global emerging markets. As such, the Wise Fund is subject to all the risks typical to investments generally made in emerging markets. In addition, the Wise Fund is subject to risks specific to the trade finance asset class such as liquidity risk, credit rating risk, and counter-party risk.

❖	When the Wise Fund invests in wakala, it will be subject to the credit risk of the bank acting as agent, and the risk that the bank will not manage the investment in a profitable manner.

❖	The stock market may fall in value, causing prices of stocks held by the Wise Fund to fall. Stock prices fluctuate based on changes to a company’s financial condition, on overall market, and economic conditions and on investors’ perception of a company’s soundness.

❖	Individual securities or other holdings in the Wise Fund may not perform as expected, and the Wise Fund’s portfolio management practices may not achieve the desired result.

❖	Investing in foreign securities involves risks not typically associated with U.S. investments, including, among others, adverse fluctuations in foreign currency values as well as adverse political, social, and economic developments affecting a foreign country, less publicly available information, more volatile or less liquid securities markets, restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, potential difficulties in enforcing contractual obligations, less revealing accounting practices, inadequate or irregular regulation, and more volatile performance. Foreign financial markets may also have fewer investor protections. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. These factors may prevent the Wise Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive, and reliable as the information available concerning companies in the United States. There is also the risk of confiscation, taxation, currency blockage, or political or social instability.

❖	Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates or currency controls imposed by foreign governments. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. Investing in currencies or securities denominated in a foreign currency, entails risk of being exposed to a currency that may not fully reflect the strengths and weaknesses of the economy of the country or region utilizing the currency. In addition, it is possible that a currency (such as, for example, the euro) could be abandoned in the future by countries that have already adopted its use, and the effects of such an abandonment on the applicable country and the rest of the countries utilizing the currency are uncertain but could negatively affect the Wise Fund’s investments denominated in the currency.

❖	The Wise Fund concentrates its investments in the financial services industry. Adverse developments affecting a security in the financial services industry may affect all securities in that industry, and any negative developments affecting that industry will have a greater impact on the Wise Fund than a fund that is not concentrated in that industry. Further, because the Wise Fund’s investments are concentrated in securities issued by a limited number of counterparties, all of which share a single industry, the Wise Fund is even more susceptible to any single negative economic, technological, political, or regulatory occurrence that impacts the financial services industry than funds that are not similarly concentrated.

❖	Investments in emerging market securities impose risks different from, or greater than, risks of investing in foreign developed countries including smaller market capitalization; significant price volatility; and restrictions on foreign investment. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, and confiscatory taxation, or, in certain instances, reversion to closed market, centrally planned economies. Emerging market economies may also experience more severe downturns. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Wise Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

❖	The Wise Fund’s investment in securities issued by foreign governments and agencies of foreign governments (sovereign debt) differs from debt obligations issued by private entities in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Legal recourse is therefore limited. The foreign sovereign debt securities the Wise Fund purchases involve specific risk, including that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of political constraints, cash flow problems, and other national economic factors; (ii) governments may default on their sovereign debt, which may require holders of such sovereign debt to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there are no bankruptcy proceedings by which defaulted sovereign debt may be collected in whole or in part.

❖	The Wise Fund’s ethical investment restrictions will narrow the availability of investment opportunities in which it can invest. It is possible that the restrictions placed on investments may cause the Wise Fund to underperform compared to other funds that do not place such restrictions on their investments.

❖	The Wise Fund may invest up to 15% of its net assets in securities considered to be illiquid as defined by the Investment Company Act of 1940. These can include certificates issued by foreign banks, trade finance, sukuk, and wakala. As a result, if the Wise Fund receives a large amount of redemptions, the Wise Fund may be forced to sell such illiquid investments at a significant loss to be able to meet such redemption requests.

❖	The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market. Markets that the Wise Fund invests can be volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, natural disasters, pandemics, epidemics, terrorism, governmental actions, and other conditions. As a result, the Wise Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.

You should consider investing in the Wise Fund if you are looking for capital preservation and income and are willing to accept the associated risks.

Investment Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Although the Adviser makes every effort to achieve the Wise Fund’s objective of capital preservation and income, the Adviser cannot guarantee it will attain that objective. You could lose money by investing in the Wise Fund. The principal risks include:

❖	The Wise Fund invests in fixed income securities, which are subject to credit risk. Credit risk includes issuer credit risk, which is the risk that payments will not be paid when due in accordance with their terms. Such non-payment or default may reduce the value of the Wise Fund’s portfolio holdings, its share price, and its performance. The counterparty issuing the securities may not be able to pay the securities when due or otherwise fulfill their contractual obligations, which could reduce the value of the Wise Fund’s portfolio holdings, its share price, and its performance.

❖	A rise in prevailing interest rates generally will cause the price of a fixed-rate debt security to fall. Generally, the longer the duration or maturity of a security or weighted average maturity of the Wise Fund, the more sensitive its price is to a rise in interest rates. Recent and potential future changes in government monetary policy are likely to affect the level of interest rates.

❖	Sukuk involve many of the same risks that conventional bonds incur such as credit and counterparty risk, interest rate, maturity, and investment grade securities risk. In addition to these risks, there are certain risks specific to sukuk. These include various operational risks including default risk, a lack of institutional support, and risks related to the underlying assets. The sukuk markets are in their infancy and most sukuk trading is restricted to the primary markets. Unlike conventional bonds, sukuk tend to be held until maturity; thus, they are traded less frequently compared to conventional bonds.

❖	Investments in below investment-grade fixed-income securities may subject the Wise Fund to greater risks than other securities, including being subject to greater levels of interest rate risk, credit risk (including a greater risk of default), and liquidity risk. The ability of the issuer to make payments is predominantly speculative for below investment-grade fixed income securities.

❖	The Wise Fund may invest in profit-rate swaps, which are derivative contracts. Derivative contracts involve risks different from, and possibly greater than, risks associated with investing directly in securities and other traditional investments. These risks may include valuation and tax issues, increased potential for losses and/or costs to the Wise Fund, and a potential reduction in gains to the Wise Fund. Derivative contracts may also involve other risks described in this Prospectus or the Wise Fund’s Statement of Additional Information (SAI), such as interest rate, credit, currency, liquidity, and leverage risks.

❖	To secure its obligations relating to derivative contracts, the Wise Fund will either own the underlying assets, enter into offsetting transactions, or set aside cash or readily marketable securities. This requirement may cause the Wise Fund to miss favorable trading opportunities, due to a lack of sufficient cash or readily marketable securities. This requirement may also cause the Wise Fund to realize losses on offsetting or terminated derivative contracts or special transactions.

❖	The Wise Fund invests in trade finance securities located primarily in or having exposure to global emerging markets. As such, the Wise Fund is subject to all the risks typical to investments generally made in emerging markets. In addition, the Wise Fund is subject to risks specific to the trade finance asset class such as liquidity risk, credit rating risk, and counter-party risk.

❖	When the Wise Fund invests in wakala, it will be subject to the credit risk of the bank acting as agent, and the risk that the bank will not manage the investment in a profitable manner.

❖	The stock market may fall in value, causing prices of stocks held by the Wise Fund to fall. Stock prices fluctuate based on changes to a company’s financial condition, on overall market, and economic conditions and on investors’ perception of a company’s soundness.

❖	Individual securities or other holdings in the Wise Fund may not perform as expected, and the Wise Fund’s portfolio management practices may not achieve the desired result.

❖	Investing in foreign securities involves risks not typically associated with U.S. investments, including, among others, adverse fluctuations in foreign currency values as well as adverse political, social, and economic developments affecting a foreign country, less publicly available information, more volatile or less liquid securities markets, restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, potential difficulties in enforcing contractual obligations, less revealing accounting practices, inadequate or irregular regulation, and more volatile performance. Foreign financial markets may also have fewer investor protections. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. These factors may prevent the Wise Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive, and reliable as the information available concerning companies in the United States. There is also the risk of confiscation, taxation, currency blockage, or political or social instability.

❖	Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates or currency controls imposed by foreign governments. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. Investing in currencies or securities denominated in a foreign currency, entails risk of being exposed to a currency that may not fully reflect the strengths and weaknesses of the economy of the country or region utilizing the currency. In addition, it is possible that a currency (such as, for example, the euro) could be abandoned in the future by countries that have already adopted its use, and the effects of such an abandonment on the applicable country and the rest of the countries utilizing the currency are uncertain but could negatively affect the Wise Fund’s investments denominated in the currency.

❖	The Wise Fund concentrates its investments in the financial services industry. Adverse developments affecting a security in the financial services industry may affect all securities in that industry, and any negative developments affecting that industry will have a greater impact on the Wise Fund than a fund that is not concentrated in that industry. Further, because the Wise Fund’s investments are concentrated in securities issued by a limited number of counterparties, all of which share a single industry, the Wise Fund is even more susceptible to any single negative economic, technological, political, or regulatory occurrence that impacts the financial services industry than funds that are not similarly concentrated.

❖	Investments in emerging market securities impose risks different from, or greater than, risks of investing in foreign developed countries including smaller market capitalization; significant price volatility; and restrictions on foreign investment. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, and confiscatory taxation, or, in certain instances, reversion to closed market, centrally planned economies. Emerging market economies may also experience more severe downturns. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Wise Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

❖	The Wise Fund’s investment in securities issued by foreign governments and agencies of foreign governments (sovereign debt) differs from debt obligations issued by private entities in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Legal recourse is therefore limited. The foreign sovereign debt securities the Wise Fund purchases involve specific risk, including that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of political constraints, cash flow problems, and other national economic factors; (ii) governments may default on their sovereign debt, which may require holders of such sovereign debt to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there are no bankruptcy proceedings by which defaulted sovereign debt may be collected in whole or in part.

❖	The Wise Fund’s ethical investment restrictions will narrow the availability of investment opportunities in which it can invest. It is possible that the restrictions placed on investments may cause the Wise Fund to underperform compared to other funds that do not place such restrictions on their investments.

❖	The Wise Fund may invest up to 15% of its net assets in securities considered to be illiquid as defined by the Investment Company Act of 1940. These can include certificates issued by foreign banks, trade finance, sukuk, and wakala. As a result, if the Wise Fund receives a large amount of redemptions, the Wise Fund may be forced to sell such illiquid investments at a significant loss to be able to meet such redemption requests.

❖	The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market. Markets that the Wise Fund invests can be volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, natural disasters, pandemics, epidemics, terrorism, governmental actions, and other conditions. As a result, the Wise Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.

You should consider investing in the Wise Fund if you are looking for capital preservation and income and are willing to accept the associated risks.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Wise Fund.